                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:    United Fire & Casualty Company
Address: 118 Second Avenue SE
         Cedar Rapids IA 52401

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Kevin W. Helbing
Title: Controller
Phone: 319 286-2533

Signature, Place and Date of Signing:


/s/ Kevin W. Helbing                    Cedar Rapids, IA        8/3/2009
-------------------------------------   ---------------------   ----------------
Kevin W. Helbing

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        64
Form 13F Information Table Value Total:   $106,678 (in thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                          VALUE   SHARES/ SH/ PUT/ INVSTMNT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x $1000) PRN AMT PRN CALL  DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- --------- ------- --- ---- -------- -------- ------- ------ ----
AT&T Inc                       Common         00206R102    2,488  100,160 SH         Sole            100,160
Abbott Laboratories            Common         002824100    9,643  205,000 SH         Sole            205,000
Agilysys Inc                   Common         00847J105    1,580  337,666 SH         Sole            337,666
Alliant Energy Corporation     Common         018802108    3,193  122,200 SH         Sole            122,200
American Strategic Inc Port II Common         030099105      241   25,420 SH         Sole             25,420
BCE Inc                        Common         05534B760      306   14,823 SH         Sole             14,823
BRE Properties Inc             Common         05564E106      428   18,000 SH         Sole             18,000
Bank of America Corporation    Common         060505104    1,848  140,000 SH         Sole            140,000
Bemis Company Inc              Common         081437105      791   31,400 SH         Sole             31,400
Boeing Company                 Common         097023105    3,188   75,000 SH         Sole             75,000
Burlington Northern Santa Fe   Common         12189T104    1,188   16,158 SH         Sole             16,158
Cincinnati Financial Corp      Common         172062101    7,158  320,276 SH         Sole            320,276
ConocoPhillips                 Common         20825C104      423   10,059 SH         Sole             10,059
Covanta Holding Corporation    Common         22282E102        2       99 SH         Sole                 99
Cummins Inc                    Common         231021106    2,753   78,180 SH         Sole             78,180
Dean Foods Company             Common         242370104      154    8,000 SH         Sole              8,000
Deere & Company                Common         244199105      799   20,000 SH         Sole             20,000
Del Monte Foods Co             Common         24522P103      189   20,097 SH         Sole             20,097
Dow Chemical Company           Common         260543103    2,744  170,000 SH         Sole            170,000
Duke Energy Corporation        Common         26441C105    2,162  148,192 SH         Sole            148,192
Emerson Electric Co            Common         291011104      408   12,600 SH         Sole             12,600
Exxon Mobil Corporation        Common         30231G102    2,796   40,000 SH         Sole             40,000
FairPoint Communications       Common         305560104        1    1,054 SH         Sole              1,054
Federal-Mogul Corporation      Common         313549404      647   68,457 SH         Sole             68,457
Fidelity National Information  Common         31620M106      195    9,758 SH         Sole              9,758
Fidelity NationalFinancial Inc Common         31620R105      300   22,201 SH         Sole             22,201
Arthur J Gallagher & Co        Common         363576109      220   10,321 SH         Sole             10,321
General Electric Company       Common         369604103    3,223  275,000 SH         Sole            275,000
H J Heinz Company              Common         423074103    1,607   45,000 SH         Sole             45,000
Honeywell International Inc    Common         438516106    1,099   35,000 SH         Sole             35,000
Hospira Inc                    Common         441060100      616   16,000 SH         Sole             16,000
Intel Corporation              Common         458140100      662   40,000 SH         Sole             40,000
JPMorgan Chase & Co            Common         46625H100    1,969   57,736 SH         Sole             57,736
Johnson & Johnson              Common         478160104    1,704   30,000 SH         Sole             30,000
Lender Processing Services Inc Common         52602E102      135    4,879 SH         Sole              4,879
Medtronic Inc                  Common         585055106      872   25,000 SH         Sole             25,000
Mirant Corporation             Common         60467R100      446   28,342 SH         Sole             28,342
Newell Rubbermaid Inc          Common         651229106      476   45,766 SH         Sole             45,766
Nicor Inc                      Common         654086107    1,385   40,000 SH         Sole             40,000
Old Republic International Cor Common         680223104    2,509  254,690 SH         Sole            254,690
Owens Corning Inc              Common         690742101    2,564  200,644 SH         Sole            200,644
Penwest Pharmaceuticals Co.    Common         709754105       86   30,000 SH         Sole             30,000
PepsiCo Inc                    Common         713448108    1,099   20,000 SH         Sole             20,000
Pfizer Inc                     Common         717081103      600   40,000 SH         Sole             40,000
Piper Jaffray Cos              Common         724078100      364    8,329 SH         Sole              8,329
Procter & Gamble Company       Common         742718109    3,884   76,000 SH         Sole             76,000
Progress Energy Inc            Common         743263105      724   19,131 SH         Sole             19,131
Progress Energy Inc            Common         743263AA3        -   15,000 SH         Sole             15,000
QCR Holdings Inc               Common         74727A104      832   83,181 SH         Sole             83,181
Royal Dutch Shell ADR          Common         780259206    2,008   40,000 SH         Sole             40,000
Schering-Plough Corporation    Common         806605101      251   10,000 SH         Sole             10,000
Schlumberger Limited           Common         806857108    1,623   30,000 SH         Sole             30,000
Spectra Energy Corporation     Common         847560109    1,592   94,096 SH         Sole             94,096
Terra Industries Inc.          Common         880915103      774   31,969 SH         Sole             31,969
Treehouse Foods Inc            Common         89469A104      278    9,652 SH         Sole              9,652
UAL Corporation                Common         902549807       44   13,678 SH         Sole             13,678
U S Bancorp                    Common         902973304   13,400  747,784 SH         Sole            747,784
Vectren Corporation            Common         92240G101      625   26,658 SH         Sole             26,658
Verizon Communications Inc     Common         92343V104    1,721   55,997 SH         Sole             55,997
Wells Fargo & Company          Common         949746101    6,067  250,086 SH         Sole            250,086
Windstream Corporation         Common         97381W104      108   12,942 SH         Sole             12,942
Wintrust Financial Corporation Common         97650W108    3,707  230,523 SH         Sole            230,523
Xcel Energy, Inc.              Common         98389B100    1,657   90,000 SH         Sole             90,000
Montpelier Re Holdings Ltd     Common         G62185106      122    9,189 SH         Sole              9,189
Report Summary                    Data Records   64      106,678           0 other managers on whose behalf
                                                                             report is filed